UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:        December 31, 2006

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Senior Investment Associate
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            February 9, 2007

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     71

Form 13F Information Table Value Total:     $1,633,531 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----
028-04696                     SunTrust Banks, Inc.

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Incorporated     COM              00724F101    12357   300500 SH       DEFINED 01             100400            200100
Akamai Technologies, Inc.      COM              00971T101    16688   314150 SH       DEFINED 01             111350            202800
Alaska Air Group, Inc.         COM              011659109     2003    50700 SH       DEFINED 01               4500             46200
Alcon, Inc.                    COM              H01301102    26149   233950 SH       DEFINED 01              74450            159500
Alliance Data Systems Corporat COM              018581108    30029   480700 SH       DEFINED 01             149300            331400
American Tower Corporation     COM              029912201    12644   339150 SH       DEFINED 01             130450            208700
Amylin Pharmaceuticals, Inc.   COM              032346108     2106    58400 SH       DEFINED 01              13900             44500
Apple Inc.                     COM              037833100    98249  1158050 SH       DEFINED 01             416000            742050
Baidu.com, Inc.                COM              056752108     2558    22700 SH       DEFINED 01               6500             16200
Best Buy Co., Inc.             COM              086516101    27281   554600 SH       DEFINED 01             186750            367850
BlackRock, Inc.                COM              09247X101    56226   370150 SH       DEFINED 01             120450            249700
Blue Nile, Inc.                COM              09578R103    29656   803900 SH       DEFINED 01             277300            526600
Broadcom Corporation           COM              111320107    30237   935850 SH       DEFINED 01             331850            604000
CB Richard Ellis Group, Inc.   COM              12497T101    15909   479175 SH       DEFINED 01             160575            318600
Celgene Corporation            COM              151020104    26211   455600 SH       DEFINED 01             170200            285400
Coach, Inc.                    COM              189754104    33307   775300 SH       DEFINED 01             250700            524600
Cognizant Technology Solutions COM              192446102    92534  1199250 SH       DEFINED 01             412400            786850
Corporate Executive Board Comp COM              21988R102    15821   180400 SH       DEFINED 01              63000            117400
Covance Inc.                   COM              222816100    17408   295500 SH       DEFINED 01              83300            212200
Crown Castle International Cor COM              228227104     4112   127300 SH       DEFINED 01              31000             96300
DivX, Inc.                     COM              255413106     1993    86400 SH       DEFINED 01              19600             66800
Edwards Lifesciences Corporati COM              28176E108     7907   168100 SH       DEFINED 01              54200            113900
Euronet Worldwide, Inc.        COM              298736109    24049   810000 SH       DEFINED 01             241800            568200
F5 Networks, Inc.              COM              315616102    38723   521800 SH       DEFINED 01             173150            348650
Fuel-Tech N.V.                 COM              359523107      796    32300 SH       DEFINED 01               2700             29600
Gen-Probe Incorporated         COM              36866T103     9594   183200 SH       DEFINED 01              50800            132400
Genentech, Inc.                COM              368710406    45222   557400 SH       DEFINED 01             193300            364100
Gilead Sciences, Inc.          COM              375558103    62304   959550 SH       DEFINED 01             335200            624350
Google Inc.                    COM              38259P508    62236   135155 SH       DEFINED 01              49390             85765
Greenhill & Co., Inc.          COM              395259104    11642   157750 SH       DEFINED 01              53050            104700
Hologic, Inc.                  COM              436440101     2756    58300 SH       DEFINED 01              15800             42500
Huron Consulting Group Inc.    COM              447462102     4688   103400 SH       DEFINED 01              27400             76000
IDEXX Laboratories, Inc.       COM              45168D104    16130   203400 SH       DEFINED 01              62600            140800
J. Crew Group, Inc.            COM              46612H402      443    11500 SH       DEFINED 01               1000             10500
Kyphon Inc.                    COM              501577100    16035   396900 SH       DEFINED 01             114600            282300
Legg Mason, Inc.               COM              524901105    28995   305050 SH       DEFINED 01              89850            215200
Liberty Global, Inc.           COM              530555101      936    32108 SH       DEFINED 01              32108
Life Time Fitness, Inc.        COM              53217R207    18213   375450 SH       DEFINED 01             110550            264900
Mobile Mini, Inc.              COM              60740F105     1336    49600 SH       DEFINED 01               4400             45200
Monster Worldwide, Inc.        COM              611742107    31678   679200 SH       DEFINED 01             220450            458750
NII Holdings, Inc.             COM              62913F201    78739  1221900 SH       DEFINED 01             412200            809700
Nordstrom, Inc.                COM              655664100     3572    72400 SH       DEFINED 01               7000             65400
NutriSystem, Inc.              COM              67069D108    35394   558350 SH       DEFINED 01             185450            372900
Paychex, Inc.                  COM              704326107    27878   705050 SH       DEFINED 01             228350            476700
Polo Ralph Lauren Corporation  COM              731572103     3495    45000 SH       DEFINED 01               4000             41000
Portfolio Recovery Associates, COM              73640Q105    28943   619900 SH       DEFINED 01             195600            424300
Psychiatric Solutions, Inc.    COM              74439H108    44373  1182650 SH       DEFINED 01             376000            806650
QUALCOMM Incorporated          COM              747525103    56916  1506108 SH       DEFINED 01             544508            961600
Riverbed Technology, Inc.      COM              768573107     5283   172100 SH       DEFINED 01              62600            109500
SBA Communications Corporation COM              78388J106     1727    62800 SH       DEFINED 01              16700             46100
SLM Corporation                COM              78442P106     7674   157350 SH       DEFINED 01              61150             96200
Shutterfly, Inc.               COM              82568P304     1912   132800 SH       DEFINED 01              43600             89200
SiRF Technology Holdings, Inc. COM              82967h101    16672   653300 SH       DEFINED 01             192600            460700
Smith Micro Software, Inc.     COM              832154108     1623   114400 SH       DEFINED 01              26000             88400
Starbucks Corporation          COM              855244109    56309  1589760 SH       DEFINED 01             558900           1030860
SunPower Corporation           COM              867652109    10638   286200 SH       DEFINED 01              80950            205250
Time Warner Telecom Inc.       COM              887319101    25229  1265900 SH       DEFINED 01             445800            820100
US Airways Group, Inc.         COM              90341W108    19873   369050 SH       DEFINED 01             105700            263350
Urban Outfitters, Inc.         COM              917047102    18839   818000 SH       DEFINED 01             285900            532100
Varian Medical Systems, Inc.   COM              92220P105    18961   398600 SH       DEFINED 01             115700            282900
Vertex Pharmaceuticals Incorpo COM              92532F100     1512    40400 SH       DEFINED 01              13100             27300
ViaSat, Inc.                   COM              92552v100     4650   156000 SH       DEFINED 01              52200            103800
Walt Disney Company            COM              254687106    35990  1050200 SH       DEFINED 01             359400            690800
WebSideStory, Inc.             COM              947685103     2027   160100 SH       DEFINED 01              65600             94500
Whole Foods Market, Inc.       COM              966837106    47636  1015050 SH       DEFINED 01             334350            680700
World Fuel Services Corporatio COM              981475106     2685    60400 SH       DEFINED 01               5400             55000
Yahoo! Inc.                    COM              984332106    40320  1578700 SH       DEFINED 01             568000           1010700
aQuantive, Inc.                COM              03839G105    42400  1719400 SH       DEFINED 01             572800           1146600
eBay Inc.                      COM              278642103    51874  1725100 SH       DEFINED 01             625600           1099500
eHealth, Inc.                  COM              28238P109     2802   139350 SH       DEFINED 01              48750             90600
iShares MSCI Emerging Markets  COM              464287234      422     3700 SH       DEFINED 01               3700